Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Preferred shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	[1]	800,000,000	800,000,000
Preferred stock, shares issued (in Shares)	[1]
Preferred stock, shares outstanding (in Shares)	[1]
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	32,918,421	32,918,421
Ordinary shares, shares outstanding (in Shares)	[1]	32,918,421	32,918,421
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	26,315,800	26,315,800
Ordinary shares, shares outstanding (in Shares)	[1]	26,315,800	26,315,800

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.